Investments In Affiliated Companies, Partnerships And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Revenues	$ 6,827,871	$ 5,974,744	$ 5,511,549
Gross profit	1,641,820	1,482,954	1,373,283
Net income	321,864	215,856	275,469
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	390,225	328,138	294,120
Gross profit	143,055	111,698	111,023
Net income	$ 32,440	$ 10,391	$ 24,416